EQUITY (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Issued and outstanding share capital (ordinary shares):
Outstanding shares at the beginning of the year	335,285	287,616	264,495
Shares issued in public offering and private placements during the year	87,818	46,115	22,014
Shares issued in exercise of stock options and warrants and vesting of RSUs during the year	2,432	1,554	1,107
Outstanding at the end of the year	425,535	335,285	287,616
Authorized at the end of the year	750,000	750,000	750,000